Taxes on Income (Details) - Schedule of taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of taxes on income [Abstract]
Current taxes	$ 677	$ 1,088	$ 509
Deferred taxes	67	(6,480)	(125)
Taxes on income	744	(5,392)	384
Domestic	(337)	(6,050)	(594)
Foreign	$ 1,081	$ 658	$ 978